Groups of assets and liabilities held for sale (Details) - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial assets [line items]
Total	$ 5,192	$ 2,681
Property Plant And Equipment [Member]
Disclosure of financial assets [line items]
Total	2,698	1,712
Intangible Assets [Member]
Disclosure of financial assets [line items]
Total	32	19
Investments In Associates [Member]
Disclosure of financial assets [line items]
Total	47	33
Deferred Income Tax Asset [Member]
Disclosure of financial assets [line items]
Total	103	57
Investment Properties [Member]
Disclosure of financial assets [line items]
Total	521	5
Income Tax Credit [Member]
Disclosure of financial assets [line items]
Total		10
Trade And Other Receivables [Member]
Disclosure of financial assets [line items]
Total	1,444	688
Cash And Cashs Equivalents [Member]
Disclosure of financial assets [line items]
Total	$ 347	$ 157